Document and Entity Information	Jun. 19, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001865494
Document Type	8-K
Document Period End Date	Jun. 19, 2025
Entity Registrant Name	IO BIOTECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41008
Entity Tax Identification Number	87-0909276
Entity Address, Address Line One	Ole Maaløes Vej 3
Entity Address, Postal Zip Code	DK-2200
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
City Area Code	+45
Local Phone Number	7070 2980
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IOBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false